LEASES	12 Months Ended
Dec. 31, 2024
LEASES
LEASES

9. LEASES

Total lease costs for the years ended December 31, 2022, 2023 and 2024 were RMB21,797 thousand, RMB20,875 thousand and RMB19,103 thousand (US$2,617 thousand), comprised of operating lease costs of RMB21,567 thousand, RMB10,349 thousand and RMB2,093 thousand (US$287 thousand), and short-term lease costs of RMB230 thousand, RMB10,526 thousand and RMB17,010 thousand (US$2,330 thousand), respectively. Cash payments for operating leases for the years ended December 31, 2022, 2023 and 2024 were RMB24,795 thousand, RMB11,749 thousand and RMB2,085 thousand (US$286 thousand), respectively. The weighted-average remaining lease terms as of December 31, 2023 and 2024 were 2.13 years and 4.68 years, respectively. The weighted average incremental borrowing rates as of December 31, 2023 and 2024 were 7.68% and 6.32%, respectively. The undiscounted future minimum payments under the Group’s operating lease liabilities and reconciliation to the operating lease liabilities recognized on the consolidated balance sheets were as below:

	As of December 31, 2024
	RMB	US$

	(in thousands)
2025	2,623	359
2026	2,222	304
2027	2,222	304
2028	2,222	304
2029 and thereafter	6,589	903
Total lease payments	15,878	2,174
Less: Imputed interest	(965)	(130)
Present value of lease liabilities	14,913	2,044